Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash Balances by Geographic Area	At September 30, 2024 and 2023, the Company’s cash balances by geographic area were as follows:
Country:	September 30, 2024		September 30, 2023
United States	$199	5.4%	$7,675	39.7%
United Kingdom	3,305	89.9%	11,469	59.4%
Malta	174	4.7%	174	0.9%
Total cash	$3,678	100%	$19,318	100%

Schedule of Revenues Disaggregated by Geography

The following table summarizes revenues disaggregated by geography, based on domicile of the customers, as applicable:

	Years Ended September 30,
	2024	2023
Malta	$4,800,000	$19,200,000
Rest of the world[1]	1,113,461	2,097,642
	5,913,461	21,297,642

[1]	No other individual country accounted for more than 10% of total revenue.

Schedule of Diluted Per Share

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Years Ended September 30,
	2024	2023
Options to purchase common stock under Old Nukk equity incentive plan	15,538	15,538
Convertible notes payable that convert into common stock	467,400	-
Stock purchase warrants to acquire common stock	1,177,160	837,625
Total potentially dilutive securities	1,660,098	853,163